Note 4 - Property and Equipment, Net	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(4)	Property and Equipment, Net

Property and equipment, net as of
October
31,
2018
and
2017
consists of the following:

	October 31,
	2018	2017
Land and land improvements	$3,148,834	$3,148,834
Building and improvements	8,244,384	8,165,637
Machinery and equipment	27,312,627	25,817,318
Furniture and fixtures	902,633	894,237
Construction in progress	225,759	1,727,591
Total property and equipment, at cost	39,834,237	39,753,617
Less accumulated amortization and depreciation	(28,629,598)	(27,542,925)
Property and equipment, net	$11,204,639	$12,210,692